Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 8,751	$ 3,745
Trade receivables, net	794	1,213
Other receivables, deposits and prepayments	745	1,600
Inventories, net	1,012	1,018
Income tax recoverable	5	0
Financial instruments at fair value	78	167
Total current assets	11,385	7,743
Investment in life insurance contract	149	144
Property, plant and equipment, net	10,434	10,294
Intangible assets, net	2,787	2,785
Total assets	24,755	20,966
Current liabilities
Notes payable - secured	99	134
Bank loans - secured	0	143
Accounts payable	924	1,183
Accrued charges and deposits	3,178	3,018
Income tax liabilities	0	533
Payable to affiliated parties	73	54
Current portion of capital lease obligations	28	44
Loan from affiliated party - current portion	67	135
Total current liabilities	4,369	5,244
Capital lease obligations - non current portion	32	60
Loan from affiliated party - non current portion	0	67
Long-term loan	2,527	0
Long-term deposit received	738	0
Total liabilities	7,666	5,371
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2017: 5,577,639; March 31, 2018: 5,543,639 - outstanding shares: March 31, 2017: 5,009,120; March 31, 2018: 4,795,622.	17	17
Additional paid-in capital	22,474	22,566
Treasury stock at cost: March 31, 2017: 568,519; March 31, 2018: 748,017.	(2,409)	(1,929)
Accumulated deficit	(6,029)	(6,033)
Accumulated other comprehensive income	3,036	974
Total stockholders' equity	17,089	15,595
Total liabilities and stockholders' equity	$ 24,755	$ 20,966